Post employment benefits - Balance sheet analysis of post employment plans (Parenthetical) (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of defined benefit plans [abstract]
Surplus restriction	£ 3	£ 3
DPS Plan Surplus (Deficit)	£ 840	£ 934	£ 906